CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Contract assets, net | ¥		¥ 534,248		¥ 0
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)		500,000,000		500,000,000
Ordinary shares, issued (in shares)		123,132,842		121,343,424
Ordinary shares, outstanding (in shares)		123,128,842		121,343,424
Treasury stock, issued (in shares)		4,000		0